Description of Organization and Business Operations - Additional Information (Details) - USD ($)			4 Months Ended	6 Months Ended
	Mar. 17, 2021	Oct. 23, 2020	Dec. 31, 2020	Jun. 30, 2021
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Proceeds received from initial public offering, gross			$ 402,500,000
Offering costs			$ 8,473,880
Exercise price of warrants			$ 11.50	$ 11.50
Percentage of fair market value of acquisition required, of net assets held in Trust Account			80.00%	80.00%
Minimum percentage of ownership required, post-transaction			50.00%	50.00%
Percentage of restricted redeeming shares			15.00%	15.00%
Business combination completion period from closing date of initial public offering			24 months	24 months
Maximum per share value of residual assets available for distribution			$ 10.00	$ 10.00
Cash			$ 1,079,633	$ 283,067
Working Capital			1,200,000	4,500,000
Amount of taxes that may be paid using investment income from the trust account			$ 66,000	$ 82,000
Forward Purchase Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Exercise price of warrants			$ 11.50
Sale of stock, description of transaction			Company which provides for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial Business Combination.	Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.
Aggregate number of shares sold			5,000,000
Aggregate warrants exercisable			1,666,667	1,666,667
Warrant exercisable number of shares			1	1
Aggregate purchase price			$ 50,000,000	$ 50,000,000
Share price			$ 10.00
Maximum
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued		6,700,000
Exercise price of warrants		$ 1.50
Proceeds from issuance of warrants		$ 10,100,000
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Redemption price per share			$ 10.00	$ 10.00
Aggregate warrants exercisable			1,666,667
Warrant exercisable number of shares			1	1
Share price			$ 11.50	$ 11.50
Class A Common Stock | Forward Purchase Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate number of shares sold			5,000,000	5,000,000
Share price			$ 10.00	$ 10.00
Public Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Redemption price per share			$ 10.00	$ 10.00
Maximum net tangible assets for business combination			$ 5,000,001	$ 5,000,001
Redemption percentage of shares in case of not completing business combination within combination period			100.00%	100.00%
Actual price per share held as of liquidation			$ 10.00	$ 10.00
Class B Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of common stock to sponsor, shares			10,062,500
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price		$ 10.00
Proceeds received from initial public offering, gross		$ 402,500,000
Offering costs		22,800,000
Payment of deferred underwriting commissions		14,100,000
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Assets held in trust		$ 402,500,000
Initial Public Offering | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of common stock to sponsor, shares		40,250,000
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares issued		5,250,000
Over-Allotment Option | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of common stock to sponsor, shares		5,250,000
Number of shares issued		5,250,000	5,250,000
PIPE Subscription Agreements | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Purchase price per share	$ 10.00
PIPE Subscription Agreements | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Purchase price per share	$ 10.00
PIPE Subscription Agreements | PIPE Shares | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares committed to purchase in private placement	20,000,000
PIPE Subscription Agreements | PIPE Shares | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares committed to purchase in private placement	20,000,000
PIPE Subscription Agreements | PIPE Investment | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price	$ 200,000,000
PIPE Subscription Agreements | PIPE Investment | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price	200,000,000
OfferPad, Inc. | Merger Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate equity consideration	$ 2,250,000,000			$ 2,250,000,000
Sponsor Support Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Weighted average price of stock	$ 12.00			$ 12.00
Trading days	20 days			20 days
Consecutive trading days	30 days			30 days
Vesting period	5 years
Sponsor Support Agreement | Class B Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of stock, percentage of shares of common stock issued	20.00%			20.00%